CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets

	At December 31,
	2019	2018
	(€ thousand)
Financial derivatives	9,423	6,788
Other financial assets	1,986	3,386
Current financial assets	11,409	10,174

Disclosure of derivative financial instruments
The following table sets further the analysis of derivative assets and liabilities at December 31, 2019 and 2018.

	At December 31,
	2019		2018
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Foreign currency derivatives	8,039	(14,547)	3,240	(10,853)
Interest rate caps	87	—	555	—
Total cash flow hedges	8,126	(14,547)	3,795	(10,853)
Other foreign currency derivatives	1,294	(244)	1,023	(489)
Interest rate caps	3	—	1,970	—
Total	9,423	(14,791)	6,788	(11,342)
Foreign currency derivatives which do not meet the requirements to be recognized as cash flow hedges are presented as other foreign currency derivatives. Interest rate caps relate to derivative instruments required as part of certain of the funding from securitization programs.
The following tables provide an analysis by foreign currency of outstanding derivative financial instruments based on their fair value and notional amounts:

	At December 31, 2019		At December 31, 2018
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	2,826	1,338,800	(1,324)	487,336
Pound Sterling	(4,639)	175,247	613	138,609
Japanese Yen	923	272,183	(2,901)	113,596
Swiss Franc	(1,716)	87,632	(1,182)	64,229
Chinese Yuan	55	57,094	(82)	45,434
Other(1)	(2,817)	106,491	322	116,476
Total amount	(5,368)	2,037,447	(4,554)	965,680
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(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement
The Group reclassified gains and losses, net of the tax effect, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Net (costs)/revenues	(22,055)	3,777	19,724
Income tax benefit/(expense)	6,153	(1,054)	(5,503)
Total recognized in the consolidated income statement	(15,902)	2,723	14,221